Exhibit 99.11

Data Compare Summary (Total)

Run Date - 5/7/2025 2:32:17 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	269	0.37%	269
State	0	269	0.00%	269
Zip	0	269	0.00%	269
Note Date	0	269	0.00%	269
Original Loan Amount	0	269	0.00%	269
Original Term	0	269	0.00%	269
Original Interest Rate	0	269	0.00%	269
Borrower Qualifying FICO	1	269	0.37%	269
Coborrower Qualifying FICO	0	185	0.00%	269
Amortization Type	0	269	0.00%	269
Representative FICO	0	269	0.00%	269
Property Type	0	269	0.00%	269
Lien Position	0	269	0.00%	269
Occupancy	0	269	0.00%	269
Purpose	0	269	0.00%	269
Contract Sales Price	9	269	3.35%	269
Balloon Flag	0	269	0.00%	269
Original CLTV	1	269	0.37%	269
Original LTV	1	269	0.37%	269
Origination Channel	0	269	0.00%	269
Appraisal Effective Date	4	269	1.49%	269
LTV Valuation Value	2	269	0.74%	269
Investor: Qualifying Total Debt Ratio	6	269	2.23%	269
Initial Rate Lock Date	89	269	33.09%	269
Total	114	6,372	1.79%	269